PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, plant and equipment [abstract]
Balance as of January 1	$ 2,921	$ 2,848
Additions	397	378
Disposals	(22)	(12)
Divestment and reclassification as held for sale	(63)	0
Depreciation	(267)	(261)
(Impairment) / reversal of impairment	(1)	13
Currency translation	(95)	(240)
Other	(2)	0
Balance as of June 30	$ 2,868	$ 2,726